Segmental analysis - Adjusted profit before tax and balance sheet data (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) function	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of operating segments [line items]
Number of global functions | function	3
Net operating income before change in expected credit losses and other credit impairment charges	$ 26,745	$ 26,726	$ 29,372
of which: net interest income/(expense)	14,509	15,222	15,240
Change in expected credit losses and other credit impairment charges	(6,858)	(1,616)	(1,140)
Net operating income	19,887	25,110	28,232
Total operating expenses	(16,527)	(25,200)	(17,149)
Operating profit/(loss)	3,360	(90)	11,083
Share of profit in associates and joint ventures	958	1,030	1,324
Profit before tax	4,318	940	12,407
Loans and advances to customers (net)	1,018,681	1,036,743
Interests in associates and joint ventures	24,800	24,474
Total external assets	2,922,798	2,715,152
Customer accounts	1,532,380	1,439,115
Adjusted
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	26,477	26,632	27,815
Net operating income	19,619	25,078	26,727
Adjusted | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	11,251	12,492	12,861
Net operating income	9,049	11,663	12,334
Adjusted | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	7,000	7,379	7,647
Net operating income	3,474	6,695	7,169
Adjusted | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	8,178	7,113	7,590
Net operating income	7,060	7,052	7,493
Adjusted | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	48	(352)	(283)
Net operating income	36	(332)	(269)
Adjusted
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	26,477	26,632	27,815
of which: net interest income/(expense)	14,483	15,216	14,897
Change in expected credit losses and other credit impairment charges	(6,858)	(1,554)	(1,088)
Total operating expenses	(14,942)	(16,448)	(15,739)
Operating profit/(loss)	4,677	8,630	10,988
Share of profit in associates and joint ventures	958	1,030	1,285
Profit before tax	$ 5,635	$ 9,660	$ 12,273
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.564	0.618	0.566
Loans and advances to customers (net)	$ 1,018,681	$ 1,006,661	$ 1,002,980
Interests in associates and joint ventures	24,800	24,231	23,523
Total external assets	2,922,798	2,638,494	2,703,565
Customer accounts	1,532,380	1,399,656	1,357,147
Adjusted | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	9,684	10,320	10,747
of which: net interest income/(expense)	8,032	8,769	8,525
Change in expected credit losses and other credit impairment charges	(2,202)	(829)	(527)
Total operating expenses	(7,346)	(7,685)	(7,551)
Operating profit/(loss)	1,703	3,978	4,783
Share of profit in associates and joint ventures	(8)	11	41
Profit before tax	$ 1,695	$ 3,989	$ 4,824
Share of HSBC’s adjusted profit before tax	30.10%	41.30%	39.30%
Adjusted cost efficiency ratio	0.653	0.615	0.587
Loans and advances to customers (net)	$ 429,487	$ 428,834	$ 414,611
Interests in associates and joint ventures	425	445	451
Total external assets	814,719	754,369	729,032
Customer accounts	775,870	735,301	714,969
Adjusted | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	7,431	7,871	8,087
of which: net interest income/(expense)	4,883	5,409	5,466
Change in expected credit losses and other credit impairment charges	(3,526)	(684)	(478)
Total operating expenses	(3,290)	(3,498)	(3,258)
Operating profit/(loss)	184	3,197	3,911
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 184	$ 3,197	$ 3,911
Share of HSBC’s adjusted profit before tax	3.30%	33.10%	31.90%
Adjusted cost efficiency ratio	0.470	0.474	0.426
Loans and advances to customers (net)	$ 344,567	$ 336,345	$ 340,976
Interests in associates and joint ventures	13	13	12
Total external assets	549,530	496,757	506,223
Customer accounts	418,263	377,691	354,806
Adjusted | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	10,105	9,886	10,258
of which: net interest income/(expense)	2,372	2,533	2,667
Change in expected credit losses and other credit impairment charges	(1,118)	(61)	(97)
Total operating expenses	(4,512)	(4,656)	(4,758)
Operating profit/(loss)	2,548	2,396	2,735
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 2,548	$ 2,396	$ 2,735
Share of HSBC’s adjusted profit before tax	45.20%	24.80%	22.30%
Adjusted cost efficiency ratio	0.552	0.655	0.627
Loans and advances to customers (net)	$ 243,355	$ 240,411	$ 246,209
Interests in associates and joint ventures	136	13	14
Total external assets	1,390,006	1,233,829	1,319,642
Customer accounts	337,573	285,954	286,867
Adjusted | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	(743)	(1,445)	(1,277)
of which: net interest income/(expense)	(804)	(1,495)	(1,761)
Change in expected credit losses and other credit impairment charges	(12)	20	14
Total operating expenses	206	(609)	(172)
Operating profit/(loss)	242	(941)	(441)
Share of profit in associates and joint ventures	966	1,019	1,244
Profit before tax	$ 1,208	$ 78	$ 803
Share of HSBC’s adjusted profit before tax	21.40%	0.80%	6.50%
Adjusted cost efficiency ratio	(4.292)	(1.730)	(0.608)
Loans and advances to customers (net)	$ 1,272	$ 1,071	$ 1,184
Interests in associates and joint ventures	24,226	23,760	23,046
Total external assets	168,543	153,539	148,668
Customer accounts	674	710	505
Inter-segment
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	0
Inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	1,567	2,172	2,114
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	(431)	(492)	(440)
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	(1,927)	(2,773)	(2,668)
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges	$ 791	$ 1,093	$ 994